Application of New and Revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRS”) (Tables)
6 Months Ended
Jun. 30, 2025
Application of new and revised International Financial Reporting Standards [Abstract]
Schedule of New Interpretation that are Mandatorily Effective for the Current Reporting Period	Amendments to IFRS and the new interpretation that are mandatorily effective for the current reporting period
New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025

Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective

New standards, interpretations and amendments in issue but not yet effective are as follows:

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature–dependent electricity’ and ‘Classification and Measurement of Financial Instruments’	January 1, 2026
Annual improvements to IFRS Accounting Standards–Volume 11	January 1, 2026
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027